Technology Intellectual Property (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Write-down of intangible asset			$ 9,970,020		$ 78,000		$ 2,671,199
iPMine technology net carrying value	29,448		29,448
iPMine technology
Finite-Lived Intangible Assets [Line Items]
iPMine technology cost	10,000,300		10,000,300
Accumulated amortization	832		832
Write-down of intangible asset			9,970,020
iPMine technology net carrying value	$ 29,448		$ 29,448